Property and Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment
At September 30, 2021 and December 31, 2020, Property and Equipment consisted of the following:

	September 30, 2021	December 31, 2020

	(dollars in thousands)
Land	$7,468	$5,878
Buildings and improvements	288,133	156,372
Construction in progress	162,528	129,588
Furniture and equipment	93,485	51,714
Vehicles	349	351

Total	551,963	343,903
Less: accumulated depreciation	(50,854)	(29,858)

Total property and equipment, net	$501,109	$314,045

At December 31, 2020 and 2019, Property and Equipment consisted of the following:

	2020	2019

	(dollars in thousands)
Land	$5,022	$4,479
Buildings & Improvements	112,692	89,542
Construction in Progress	182,962	24,732
Furniture & Equipment	46,532	38,659
Vehicles	351	288

Total	347,559	157,701
Less: accumulated depreciation	(29,858)	(12,953)

Total property and equipment, net	$317,701	$144,748